5. STOCK-BASED COMPENSATION (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012 Option	Jun. 30, 2011 Option
Number of stock options outstanding - at beginning		94,138	94,378
Number of Shares options granted		506,600
Number of Shares options cancelled		(208,151)	(240)
Number of stock options outstanding - at ending		392,587	94,138
Weighted average exercise price options outstanding- At Beginning		$ 15.97	$ 15.98
Weighted average exercise price - shares granted minimum		$ 0.27
Weighted average exercise price - shares granted maximum		$ 1.20
Weighted average exercise price - cancelled or expired minimum		$ 0.55	$ 13.75
Weighted average exercise price - cancelled or expired maximum		$ 13.75	$ 13.75
Weighted average exercise price options outstanding - At End		$ 4.56	$ 15.97
Weighted average contractual term - At Beginning		4 years 6 months	5 years 5 months 29 days
Weighted average contractual term - At End	7 years 7 months 24 days	8 years 1 month 25 days	4 years 6 months